Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the Condensed Consolidated Statements of Operations for the three and nine months ended March 31, 2013 and 2012 (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Cost of sales	$124	$41	$309	$74
Research and development	324	133	991	365
Sales, general and administrative	252	156	949	593

	$700	$330	$2,249	$1,032

The following table shows total stock-based compensation expense included in the Consolidated Statements of Operations for fiscal 2012, 2011 and 2010 (in thousands):

	Years Ended June 30,
	2012	2011	2010
Cost of revenues	$117	$30	$124
Research and development	542	285	26,221
Sales, general and administrative	834	637	9,814

	1,493	952	36,159

Option Activity for Company's Stock Incentive Plans

The following is a summary of option activity for the Company’s stock incentive plans for the nine months ended March 31, 2013:

	Common Stock Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance, June 30, 2012	3,347,445	$1.45
Granted	672,000	11.21
Exercised	(136,182)	2.29
Forfeitures and cancellations	(147,751)	5.55

Balance, March 31, 2013	3,735,512	$3.01	6.28	$40,087

Vested and expected to vest as of March 31, 2013	3,660,648	$2.88	6.22	$39,783

Vested and exercisable as of March 31, 2013	2,668,567	$0.84	5.25	$34,407

The following is a summary of option activity for the Company’s stock incentive plans for fiscal 2012, 2011 and 2010:

	Common Stock Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance, June 30, 2009	7,180,000	$0.04	7.64	$5,516
Granted	594,340	1.87
Options repurchased and cancelled	(794,660)	0.04
Forfeitures and cancellations	(1,183,510)	0.07

Balance, June 30, 2010	5,796,170	$0.23	6.92	$12,642
Granted	1,149,062	3.42
Forfeitures and cancellations	(773,525)	1.03

Balance, June 30, 2011	6,171,707	$0.72	6.44	$43,135
Granted	161,000	10.44
Exercised	(2,885,470)	0.28
Forfeitures and cancellations	(99,792)	4.71

Balance, June 30, 2012	3,347,445	$1.45	6.62	$42,920

Vested and expected to vest as of June 30, 2012	3,306,522	$1.41	6.60	$42,518

Vested and exercisable as of June 30, 2012	2,496,755	$0.55	6.03	$34,197

Additional Information Regarding Options Outstanding

Additional information regarding options outstanding as of June 30, 2012 is as follows (in thousands, except weighted average exercise price amounts and contractual life):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.01 – $0.04	303,680	4.53	$0.01	303,680	$0.01
$0.05 – $0.39	1,764,890	5.78	0.05	1,764,890	0.05
$0.40 – $2.89	404,840	7.68	1.65	142,575	1.41
$2.90 – $4.07	438,132	8.25	2.90	183,872	2.90
$4.08 – $8.64	389,903	8.81	5.51	101,738	5.42
$8.65 – $26.28	46,000	9.30	14.82	—	—

$0.01 – $26.28	3,347,445	6.62	$1.45	2,496,755	$0.55

Fair Value of Employee Stock Options

For the three and nine months ended March 31, 2013 and 2012, the fair value of employee stock options was estimated using the following weighted average assumptions:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Expected term	6.1 years	6.1 years	6.1 years	6.1 years
Expected volatility	52%	51%	52%	49%
Risk-free interest rate	1.0%	1.2%	0.8%	1.6%
Expected dividend yield	—	—	—	—
Weighted average grant date fair value	$6.69	$9.86	$5.51	$5.05

The fair value of employee stock options was estimated using the following weighted average assumptions:

	Years Ended June 30,
	2012	2011	2010
Expected term	6.1 years	6.1 years	6.1 years
Expected volatility	49%	65%	65%
Risk-free interest rate	1.6%	4.2%	4.5%
Expected dividend yield	—	—	—
Weighted average grant date fair value	$5.05	$2.10	$1.14

Restricted Stock Units

The following table summarizes the activity of the RSUs made by the Company:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested RSUs, June 30, 2012	453,620	$9.42
RSUs granted	586,500	13.92
RSUs vested	(48,595)	12.79
RSUs cancelled	(287,090)	5.03

Non-vested RSUs, March 31, 2013	704,435	$14.73

The following table summarizes the activity of the RSUs made by the Company:

	Number of Shares	Weighted Average Grant Date Fair Value
RSUs granted	501,180	$1.92
RSUs vested	—	—

Non-vested RSUs, June 30, 2010	501,180	$1.92
RSUs granted	112,500	5.14
RSUs vested	(125,295)	1.92

Non-vested RSUs, June 30, 2011	488,385	$2.66
RSUs granted	169,710	22.33
RSUs vested	(146,475)	2.37
RSUs cancelled	(58,000)	8.04

Non-vested RSUs, June 30, 2012	453,620	$9.42